SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Recognized share-based compensation expenses	¥ 52,535	¥ 31,937	¥ 30,468
Hotel Operating Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Recognized share-based compensation expenses	8,835	6,830	4,948
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Recognized share-based compensation expenses	907	939	973
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Recognized share-based compensation expenses	¥ 42,793	¥ 24,168	¥ 24,547